Segment Disclosures - Information by Operating Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Segment Reporting Information [Line Items]
Revenue by segment	$ 1,374	$ 2,193	$ 3,335
Gross margin by segment	849	1,019	1,629
Software & Services
Segment Reporting Information [Line Items]
Revenue by segment	652	530	249
Gross margin by segment	522	400	183
Mobility Solutions
Segment Reporting Information [Line Items]
Revenue by segment	409	884	1,480
Gross margin by segment	98	(46)	61
SAF
Segment Reporting Information [Line Items]
Revenue by segment	313	779	1,606
Gross margin by segment	$ 229	$ 665	$ 1,385